Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Containers, cost	$ 5,456,237	$ 4,963,965
Containers, accumulated depreciation	(1,322,221)	(1,172,355)
Containers, net book value	4,134,016	3,791,610
Dry Containers Other Than Open Top And Flat Rack Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	1,632,927	1,497,557
Containers, accumulated depreciation	(381,929)	(347,910)
Containers, net book value	1,250,998	1,149,647
Dry Containers Other Than Open Top And Flat Rack Containers, 40'
Property, Plant and Equipment [Line Items]
Containers, cost	191,354	223,916
Containers, accumulated depreciation	(69,463)	(75,610)
Containers, net book value	121,891	148,306
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	2,376,975	2,043,253
Containers, accumulated depreciation	(540,349)	(476,238)
Containers, net book value	1,836,626	1,567,015
Dry Containers Other Than Open Top And Flat Rack Containers, 45' High Cube Dry Van
Property, Plant and Equipment [Line Items]
Containers, cost	29,305	29,010
Containers, accumulated depreciation	(10,034)	(8,494)
Containers, net book value	19,271	20,516
Refrigerated Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	20,883	24,062
Containers, accumulated depreciation	(6,153)	(5,394)
Containers, net book value	14,730	18,668
Refrigerated Containers, 20' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	5,148	5,139
Containers, accumulated depreciation	(2,714)	(2,327)
Containers, net book value	2,434	2,812
Refrigerated Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	1,030,078	1,002,843
Containers, accumulated depreciation	(279,661)	(229,465)
Containers, net book value	750,417	773,378
Open Top and Flat Rack Containers, 20' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	16,641	16,595
Containers, accumulated depreciation	(4,068)	(3,525)
Containers, net book value	12,573	13,070
Open Top And Flat Rack Containers, 40' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	46,182	43,334
Containers, accumulated depreciation	(16,052)	(14,394)
Containers, net book value	30,130	28,940
Open Top And Flat Rack Containers, 20' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	13,152	10,837
Containers, accumulated depreciation	(1,419)	(1,237)
Containers, net book value	11,733	9,600
Open Top And Flat Rack Containers, 40' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	27,629	26,690
Containers, accumulated depreciation	(5,086)	(4,469)
Containers, net book value	22,543	22,221
Tank containers
Property, Plant and Equipment [Line Items]
Containers, cost	65,963	40,729
Containers, accumulated depreciation	(5,293)	(3,292)
Containers, net book value	$ 60,670	$ 37,437